Transactions with Affiliates (Schedule of Long-term Debt) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Long Term Debt		$ 0.0	$ 1,588.7
Notes Due 2015
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2005
Debt Instrument, Interest Rate, Stated Percentage		5.41%
Debt Instrument, Maturity Date		Nov. 30, 2015
Long Term Debt	[1]	$ 0.0	115.9
Notes Due 2016
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2005
Debt Instrument, Interest Rate, Stated Percentage		5.45%
Debt Instrument, Maturity Date		Nov. 28, 2016
Long Term Debt		$ 0.0	45.3
Notes Due 2025
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2005
Debt Instrument, Interest Rate, Stated Percentage		5.92%
Debt Instrument, Maturity Date		Nov. 28, 2025
Long Term Debt		$ 0.0	133.5
Notes Due 2032
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2012
Debt Instrument, Interest Rate, Stated Percentage		4.63%
Debt Instrument, Maturity Date		Nov. 28, 2032
Long Term Debt		$ 0.0	45.0
Notes Due 2037
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2012
Debt Instrument, Interest Rate, Stated Percentage		4.94%
Debt Instrument, Maturity Date		Nov. 30, 2037
Long Term Debt		$ 0.0	95.0
Notes Due 2037 [1]
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Dec. 19, 2012
Debt Instrument, Interest Rate, Stated Percentage		5.16%
Debt Instrument, Maturity Date		Dec. 21, 2037
Long Term Debt		$ 0.0	55.0
Notes Due 2042
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Nov. 28, 2012
Debt Instrument, Interest Rate, Stated Percentage		5.26%
Debt Instrument, Maturity Date		Nov. 28, 2042
Long Term Debt		$ 0.0	170.0
Notes Due 2042 [1]
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Dec. 19, 2012
Debt Instrument, Interest Rate, Stated Percentage		5.49%
Debt Instrument, Maturity Date		Dec. 18, 2042
Long Term Debt		$ 0.0	95.0
Notes Due 2016 [1]
Schedule of Related Party Transactions, Long-Term Debt [Line Items]
Debt Instrument, Issuance Date		Dec. 09, 2013
Debt Instrument, Interest Rate, Stated Percentage		4.75%
Debt Instrument, Maturity Date		Dec. 31, 2016
Long Term Debt		$ 0.0	$ 834.0

[1]	The debt balance for the note originating on November 28, 2005 and maturing on November 30, 2015 is included in "Current portion of long-term debt-affiliated" on the Consolidated Balance Sheets as of December 31, 2014.